Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Alternative Strategies Funds
Entity Central Index Key	0001535538
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class A
Trading Symbol	FAAAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$269	2.57%
[1]
Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of K2 Alternatives Strategies Fund returned 9.57%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.57	2.55	2.51
Class A (with sales charge)	3.56	1.39	1.93
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 634,669,943
Holdings Count | $ / shares	721	[2]
Advisory Fees Paid, Amount	$ 11,431,760
Investment Company Portfolio Turnover	257.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
[2]
Holdings [Text Block]

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class C
Trading Symbol	FASCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$347	3.33%
[3]
Expenses Paid, Amount	$ 347
Expense Ratio, Percent	3.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of K2 Alternatives Strategies Fund returned 8.69%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.69	1.79	1.75
Class C (with sales charge)	7.69	1.79	1.75
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 634,669,943
Holdings Count | $ / shares	721	[4]
Advisory Fees Paid, Amount	$ 11,431,760
Investment Company Portfolio Turnover	257.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
[4]
Holdings [Text Block]

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class R
Trading Symbol	FSKKX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$295	2.82%
[5]
Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R shares of K2 Alternatives Strategies Fund returned 9.30%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	9.30	2.31	2.22
Class R (with sales charge)	9.30	2.31	2.22
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 634,669,943
Holdings Count | $ / shares	721	[6]
Advisory Fees Paid, Amount	$ 11,431,760
Investment Company Portfolio Turnover	257.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
[6]
Holdings [Text Block]

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class R6
Trading Symbol	FASRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$237	2.26%
[7]
Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of K2 Alternatives Strategies Fund returned 10.03%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	10.03	2.89	2.84
Class R6 (with sales charge)	10.03	2.89	2.84
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 634,669,943
Holdings Count | $ / shares	721	[8]
Advisory Fees Paid, Amount	$ 11,431,760
Investment Company Portfolio Turnover	257.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
[8]
Holdings [Text Block]

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Advisor Class
Trading Symbol	FABZX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$244	2.33%
[9]
Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Advisor Class shares of K2 Alternatives Strategies Fund returned 9.87%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	9.87	2.83	2.78
Advisor Class (with sales charge)	9.87	2.83	2.78
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 634,669,943
Holdings Count | $ / shares	721	[10]
Advisory Fees Paid, Amount	$ 11,431,760
Investment Company Portfolio Turnover	257.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
[10]
Holdings [Text Block]

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased option contracts, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased option contracts, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased option contracts, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased option contracts, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased option contracts, if any.